FAIR VALUE MEASUREMENTS (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 125,902,912	$ 119,349,201
Common Stock - Fossil Group Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total	1,386,744	605,231
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	105,896,839	100,474,185
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total	107,283,583	101,079,416
Level 1 | Common Stock - Fossil Group Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total	1,386,744	605,231
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total	105,896,839	100,474,185
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total	$ 18,619,329	$ 18,269,785